Warrants (Details) - USD ($)		12 Months Ended
	Mar. 03, 2021	Jun. 30, 2025	Jun. 30, 2024
Warrants [Abstract]
Warrants issued and outstanding	2,666,666
Shares per share (in Dollars per share)	$ 6
Warrants of exercised (in Dollars)
Warrant shares outstanding		2,666,666	2,666,666
Warrant shares issued		2,666,666	2,666,666